Note 8 - Segment Information (Tables)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Notes Tables
Segment Reporting [Table Text Block]

For the period from December 4, 2025 (inception) through December 31, 2025
General and administrative expenses	$659

	For The Three	For The Six
	Months Ended	Months Ended
	June 30, 2026	June 30, 2026
General and administrative expenses	$82,675	$119,944

Archimedes Tech SPAC Partners II Co
Notes Tables
Segment Reporting [Table Text Block]

	June 30,	December 31,
	2026	2025
Cash	$414,970	$1,362,766
Demand deposit held in Trust Account	$244,162,068	$239,860,969

	For the Three Months		For the Six Months
	Ended June 30,		Ended June 30,
	2026	2025	2026	2025
General and administrative expenses	$977,614	$150,006	$1,426,287	$307,457
Interest earned on cash in bank account	$7,555	$19,647	$19,069	$30,437
Interest earned on demand deposit held in Trust Account	$2,159,137	$2,488,937	$4,301,099	$3,794,821

	December 31,	December 31,
	2025	2024
Cash	$1,362,766	$—
Cash held in Trust Account	$239,860,969	$—

		For the Period
	For the Year	from June 7, 2024
	Ended	(Inception) Through
	December 31,	December 31,
	2025	2024
General and administrative expenses	$785,975	$78,700
Interest earned on cash in bank account	61,744	—
Interest earned on cash held in Trust Account	8,710,969	—